Note 4 - Balance Sheet Components - Prepaid Expenses and Other Current Assets 1 (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid clinical and manufacturing expenses	$ 10,869	$ 18,920	$ 1,998
Prepaid insurance	98	168	282
Prepaid rent	562	539	521
Other prepaid	965	677	1,449
Other current assets	614	667	318
Prepaid expenses and other current assets	$ 13,108	$ 20,971	$ 4,568